Segment Information (Tables)	6 Months Ended
Feb. 29, 2020
Segment Reporting [Abstract]
Schedule of the profit or loss and total assets for each reportable segment

	IP Licensing	Consumer Products	Corporate	Consolidated Total
	$	$	$	$
External revenue	69,750	99,631	—	169,381
CoGS	—	(65,959)	—	(65,959)
Operating expenses	(300,034)	(293,487)	(1,432,156)	(2,025,677)
Segment loss	(230,284)	(259,815)	(1,432,156)	(1,922,255)
Total assets	694,684	124,412	1,167,130	1,986,226